SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense	$ 92	$ 125	$ 285
Deferred tax expense	(748)
Income tax (benefit) expense	$ (656)	$ 125	$ 285